Cover Page Document	Apr. 18, 2024
Cover page. [Abstract]
Document Type	8-K
Document Period End Date	Apr. 18, 2024
Entity Registrant Name	Northwest Bancshares, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34582
Entity Tax Identification Number	27-0950358
Entity Address, Address Line One	3 Easton Oval
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43219
City Area Code	814
Local Phone Number	726-2140
Title of 12(b) Security	Common Stock, 0.01 Par Value
Trading Symbol	NWBI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001471265
Amendment Flag	false